Other Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

14. OTHER ASSETS

Other assets consist of:

	2015	2014
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$276	$243
Long-term receivables [note 23[c]]	87	85
Customer relationship intangibles [note 8]	75	108
Patents and licenses, net	37	32
Pension overfunded status [note 18[a]]	17	13
Unrealized gain on cash flow hedges [note 23]	5	8
Other, net	46	37

	$543	$526